Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                       Statement of Assets and Liabilities
                            June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments, at value (Note 1A) (identified cost,
    $1,581,959,064)                                                    $ 1,482,338,293
  Foreign currency, at value (cost $14,503,449)                             14,460,401
  Receivable for investments sold                                           74,803,773
  Receivable for Fund shares sold                                               96,807
  Interest receivable                                                       39,329,637
  Receivable for variation margin on open financial
    futures contracts (Note 7)                                                  22,031
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 7)                                             37,492,500
  Tax reclaim receivable                                                       186,751
  Prepaid expenses                                                              13,822
                                                                       ---------------
    Total assets                                                         1,648,744,015

Liabilities
  Payable for investments purchased                      $107,917,904
  Payable for Fund shares redeemed                         29,972,882
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 7)                             2,623,959
  Distributions payable                                     3,366,645
  Due to custodian                                            495,741
  Options written, at value (Note 7) (premiums
    received, $26,887,637)                                 19,805,419
  Accrued accounting, custody and transfer agent fees         120,740
  Accrued trustees' fees and expenses (Note 2)                 11,663
  Accrued expenses and other liabilities                       73,165
                                                         ------------
    Total liabilities                                                      164,388,118
                                                                       ---------------
Net Assets                                                             $ 1,484,355,897
                                                                       ===============
Net Assets consist of:
  Paid-in capital                                                      $ 1,457,062,152
  Accumulated net realized gain                                             39,947,612
  Undistributed net investment income                                       46,368,652
  Net unrealized depreciation                                              (59,022,519)
                                                                       ---------------
Total Net Assets                                                       $ 1,484,355,897
                                                                       ===============
Net Assets Attributable to:
  Institutional Class                                                  $ 1,484,355,887
                                                                       ===============
  Service Class                                                        $            10
                                                                       ===============
Shares of beneficial interest outstanding
  Institutional Class                                                       64,512,318
                                                                       ===============
  Service Class                                                                      0
                                                                       ===============
Net Asset Value, offering price and redemption price
  per share (Net Assets/Shares outstanding)
    Institutional Class                                                $         23.01
                                                                       ===============
    Service Class                                                      $         23.36
                                                                       ===============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                             Statement of Operations
               For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
  Interest income                                                       $ 46,322,437
                                                                        ------------
    Total investment income                                               46,322,437

Expenses
  Investment advisory fee (Note 2)                       $   2,890,109
  Accounting, custody and transfer agent fees                  670,993
  Legal and audit services                                      66,881
  Registration fees                                             41,979
  Trustees' fees and expenses (Note 2)                          29,323
  Insurance expense                                             10,909
  Miscellaneous                                                 14,811
                                                         -------------
    Total expenses                                                         3,725,005
                                                                        ------------
      Net investment income                                               42,597,432
                                                                        ------------
Realized and Unrealized Gain (Loss) on Investments
  Net realized gain (loss)
    Investment security transactions                        (4,521,175)
    Financial futures contracts                                 45,128
    Written options transactions                            (3,481,336)
    Foreign currency transactions and forward foreign
      currency exchange contracts                           48,038,396
                                                         -------------
      Net realized gain                                                   40,081,013

  Change in unrealized appreciation (depreciation)
    Investment securities                                 (148,614,878)
    Financial futures contracts                                 57,814
    Written options                                         17,505,582
    Foreign currency and forward foreign currency
      exchange contracts                                    64,577,574
                                                         -------------
      Net change in unrealized depreciation                              (66,473,908)
                                                                        ------------
    Net realized and unrealized loss                                     (26,392,895)
                                                                        ------------
Net Increase in Net Assets from Operations                              $ 16,204,537
                                                                        ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         Six Months Ended
                                                           June 30, 1999         Year Ended
                                                            (Unaudited)      December 31, 1998
                                                         -----------------   ------------------
Increase (Decrease) in Net Assets
From Investment Operations
  Net investment income                                    $   42,597,432      $   79,311,563
  Net realized gain                                            40,081,013          38,368,751
  Change in unrealized depreciation                           (66,473,908)         (6,782,554)
                                                           --------------      --------------
  Net increase in net assets from investment operations        16,204,537         110,897,760
                                                           --------------      --------------
Distributions to Shareholders (Note 1F)
  From net investment income
    Institutional Class                                       (31,318,412)        (69,004,032)
  From net realized gains on investments
    Institutional Class                                          (633,288)        (19,243,045)
                                                           --------------      --------------
  Total distributions to shareholders                         (31,951,700)        (88,247,077)
                                                           --------------      --------------
Fund Share (Principal) Transactions (Note 5)
  Net proceeds from sale of shares
    Institutional Class                                       241,893,364         465,332,134
    Service Class                                                      10                  --
  Value of shares issued to shareholders in payment of
    distributions declared
    Institutional Class                                        25,161,271          70,989,234
  Cost of shares redeemed
    Institutional Class                                      (119,335,011)       (379,283,686)
                                                           --------------      --------------
  Net increase in net assets from Fund share
    transactions                                              147,719,634         157,037,682
                                                           --------------      --------------
Total Increase in Net Assets                                  131,972,471         179,688,365
Net Assets
  At beginning of period                                    1,352,383,426       1,172,695,061
                                                           --------------      --------------
  At end of period (including undistributed net
    investment income of $46,368,652 and $35,089,632
    respectively)                                          $1,484,355,897      $1,352,383,426
                                                           ==============      ==============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                   Financial Highlights - Institutional Class
--------------------------------------------------------------------------------

                                            Six Months
                                              Ended                              Year Ended December 31,
                                          June 30, 1999    --------------------------------------------------------------------
                                           (Unaudited)        1998(1)        1997(1)       1996(1)       1995          1994
                                          --------------   ------------   ------------   ----------   ----------   ------------
Net Asset Value, Beginning of Period        $    23.22     $      22.81   $      23.25   $    23.21   $    21.30   $      24.22
                                            ----------     ------------   ------------   ----------   ----------   ------------
Investment Operations:
  Net investment income                           0.62             1.38           1.54         1.72         1.96           1.71
  Net realized and unrealized gain
    (loss) on investments                        (0.32)            0.58           1.16         1.73         1.84          (3.93)
                                            ----------     ------------   ------------   ----------   ----------   ------------
Total from investment operations                  0.30             1.96           2.70         3.45         3.80          (2.22)
                                            ----------     ------------   ------------   ----------   ----------   ------------
Less Distributions to Shareholders:
  From net investment income                     (0.50)           (1.21)         (2.86)       (2.64)       (1.89)         (0.20)
  From net realized gain on investments          (0.01)           (0.34)         (0.28)       (0.77)          --             --
  From tax return of capital                        --               --             --           --           --          (0.50)
                                            ----------     ------------   ------------   ----------   ----------   ------------
Total distributions to shareholders              (0.51)           (1.55)         (3.14)       (3.41)       (1.89)         (0.70)
                                            ----------     ------------   ------------   ----------   ----------   ------------
Net Asset Value, End of Period              $    23.01     $      23.22   $      22.81   $    23.25   $    23.21   $      21.30
                                            ==========     ============   ============   ==========   ==========   ============
Total Return                                      1.29%            8.73%         11.86%       15.28%       18.13%         (9.22)%
Ratios/Supplemental Data:
  Expenses (to average daily net assets)          0.52%+           0.52%          0.53%        0.53%        0.51%          0.51%
  Net Investment Income (to average
    daily net assets)                             5.89%+           5.92%          6.37%        7.17%        8.09%          7.69%
  Portfolio Turnover                                51%             156%           173%         226%         165%           158%
  Net Assets, End of Period (000's
    omitted)                                $1,484,356     $  1,352,383   $  1,172,695   $  840,133   $  803,537   $  1,069,416

----------
(1)   Calculated based on average shares outstanding.
+     Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

               Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Par             Value
Security                                        Rate     Maturity       Value*         (Note 1A)
---------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 95.2%

Corporate -- 1.2%

Bank Bonds -- 0.2%

GS Escrow Corp. 144A Notes +                    7.125%  08/01/2005  $    2,700,000  $     2,594,835
                                                                                    ---------------
Financial -- 0.4%

Conseco Finance Trust II+                       8.700%  11/15/2026       6,825,000        6,150,826
                                                                                    ---------------
Industrial Bonds -- 0.6%

Aramark Services Notes+                         6.750%  08/01/2004      10,000,000        9,631,200
                                                                                    ---------------
Total Corporate (Cost $20,305,548)                                                       18,376,861
                                                                                    ---------------
Government/Other -- 92.0%

Argentina -- 0.3%

Cointel 144A Notes NCL                         10.375%  08/01/2004       5,500,000        4,290,000
                                                                                    ---------------
Denmark -- 9.0%

Danske Kredit                                   5.000%  10/01/2029      32,869,000        4,056,552
Denmark Bullet                                  7.000%  11/15/2007     167,100,000       26,646,426
Denmark Nykredit                                5.000%  10/01/2029      10,950,000        1,351,402
Denmark Nykredit                                7.000%  10/01/2026      62,515,000        8,828,041
Denmark Realkredit                              5.000%  10/01/2029      14,924,000        1,841,857
Denmark Realkredit                              7.000%  10/01/2026       9,502,000        1,341,823
Denmark Realkredit                              8.000%  10/01/2026           3,000              439
Denmark Unikredit Realkredit                    6.000%  10/01/2029      94,793,000       12,499,887
Kingdom of Denmark+                             8.000%  11/15/2001      76,025,000       11,537,751
Kingdom of Denmark                              8.000%  03/15/2006     351,300,000       58,090,164
Nykredit+                                       6.000%  10/01/2029      49,395,000        6,513,476
                                                                                    ---------------
                                                                                        132,707,818
                                                                                    ---------------
EuroDollar -- 1.5%

American Standard Global                        7.125%  06/01/2006      10,475,000       10,836,388
Mexico Global Bonds NCL                         9.750%  04/06/2005       5,092,000        5,187,475
Republic of Brazil (a)                          6.063%  01/01/2001       7,699,800        7,343,684
                                                                                    ---------------
                                                                                         23,367,547
                                                                                    ---------------
France -- 4.6%

BTAN 5 Yr                                       4.500%  07/12/2002      41,000,000       43,580,899
France Oat+                                     6.000%  10/25/2025       9,451,839       10,622,740
Remy Cointreau 144A +                          10.000%  07/30/2005      11,725,000       13,084,712
                                                                                    ---------------
                                                                                         67,288,351
                                                                                    ---------------
Germany -- 31.3%

Baden Nurttemberg+                              6.200%  11/22/2013       8,180,670        9,456,680
Bundes Obligation Ser 116 Notes+                5.750%  08/22/2000      15,850,048       16,905,178
Bundesobligation Ser 127 Notes                  4.500%  05/19/2003      25,500,000       27,057,710
Bundesobligation Ser 130 Notes                  3.250%  02/17/2004      14,165,000       14,291,746
Bundesrepub. Deutschland                        4.750%  07/04/2008       6,630,000        6,965,731

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

               Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Par             Value
Security                                        Rate     Maturity       Value*         (Note 1A)
---------------------------------------------------------------------------------------------------
Germany (continued)

Colt Telecom Group PLC 144A Notes+              7.625%  07/31/2008  $   24,075,000  $    12,781,777
Depfa Bank 144A Notes+                          4.750%  07/15/2008      12,246,976       12,605,516
Deutschland Republic+                           6.000%  01/05/2006      15,057,545       17,120,714
Deutschland Republic+                           6.000%  01/04/2007       6,000,000        6,828,941
Deutschland Republic                            6.500%  10/14/2005       8,700,000       10,127,869
Deutschland Republic+                           6.500%  07/04/2027      14,650,000       17,504,516
Deutschland Republic+                           7.250%  10/21/2002      13,569,686       15,579,195
Deutschland Republic+                           8.375%  05/21/2001       3,657,272        4,132,471
Die Bundrep Deutschland Dm1000+                 8.250%  09/20/2001      68,729,899       78,431,602
Exide Holding Corp.+                            9.125%  04/15/2004      10,000,000        5,381,878
Exide Holding Europe 144A Notes                 9.125%  04/15/2004       2,625,000        1,412,743
Federal Republic of Germany+                    6.875%  05/12/2005      17,230,536       20,327,618
Fresenius Med Global+                           7.375%  02/01/2008      18,400,000       10,012,143
German Unity Fund+                              8.000%  01/21/2002       8,947,607       10,266,162
German Unity Fund+                              8.500%  02/20/2001      20,579,498       23,067,163
Haus Limited(a)                                 3.070%  05/01/2035       7,772,317        4,105,884
RSL Communications PLC Reg+                     0.000%  03/15/2008      10,525,000        3,458,501
Texon International PLC 144A Senior Notes+     10.000%  02/01/2008      21,990,000       10,409,926
Treuhandanstalt                                 6.500%  04/23/2003      22,543,273       25,538,845
Treuhandanstalt                                 6.625%  07/09/2003      15,125,000       17,255,305
Treuhandanstalt                                 7.125%  01/29/2003      41,300,000       47,514,306
Treuhandanstalt                                 7.500%  09/09/2004      24,516,445       29,427,833
Uruguay Notes NCL                               8.000%  09/08/2000      10,000,000        5,405,286
                                                                                    ---------------
                                                                                        463,373,239
                                                                                    ---------------
Italy -- 2.1%

Argentina ITL Notes NCL+                       13.250%  03/06/2001   4,000,000,000        2,312,969
Italian Government BTP Notes NCL                4.000%  10/01/2003      17,650,000       18,140,242
Italian Government BTP Notes NCL+               5.000%  02/15/2003       9,625,000       10,333,937
                                                                                    ---------------
                                                                                         30,787,148
                                                                                    ---------------
Japan -- 11.8%

Austria Republic+                               4.500%  09/28/2005   1,070,000,000       10,422,066
Austria Republic+                               6.250%  10/16/2003     800,000,000        8,069,692
European Investment Bank+                       4.625%  02/26/2003   1,769,000,000       16,505,512
IDBI Global Notes NCL+                          5.700%  10/13/1999     100,000,000          832,747
Italy Euroyen Notes+                            3.750%  06/08/2005   3,225,000,000       30,172,022
Italy Euroyen Notes+                            5.000%  12/15/2004     725,000,000        7,141,781
Italy Euroyen Notes+                            5.125%  07/29/2003   1,300,000,000       12,506,401
Japan 10 Year Issue #168                        3.400%  03/22/2004   5,800,000,000       52,858,102
Republic of Finland+                            6.000%  01/29/2002     725,000,000        6,788,468
South Africa+                                   3.350%  06/17/2004     625,600,000        5,067,994
South Africa Transnet+                          3.000%  06/27/2001     500,000,000        4,138,831
Spanish Government                              4.750%  03/14/2005   1,730,000,000       16,911,973
Uruguay Notes+                                  2.500%  04/24/2002     500,000,000        4,051,139
                                                                                    ---------------
                                                                                        175,466,728
                                                                                    ---------------
Mexico -- 1.0%

Mexico Global Notes+                            6.542%  04/7/2004       13,595,000       14,310,148
                                                                                    ---------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

               Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Par             Value
Security                                        Rate     Maturity       Value*         (Note 1A)
---------------------------------------------------------------------------------------------------
Netherlands -- 3.3%

KPN-Qwest B.V. 144A Private Placement           7.125%  06/01/2009  $    7,950,000  $     8,239,696
Netherlands Government Notes                    5.750%  09/15/2002      13,850,000       15,209,703
Netherlands Government Notes NCL+               3.750%  07/15/2009      26,200,000       25,174,102
                                                                                    ---------------
                                                                                         48,623,501
                                                                                    ---------------
New Zealand -- 3.4%

Fernz Capital+                                  9.800%  04/15/2002      19,000,000       10,572,568
Fletcher Challenge                             11.250%  12/15/2002      13,000,000        7,414,202
Fletcher Challenge                             14.500%  09/30/2000       8,500,000        4,884,032
Fletcher Challenge CVT                         10.000%  04/30/2005       5,725,000        3,181,695
New Zealand Government+                         8.000%  04/15/2004      21,500,000       12,301,892
New Zealand Government                         10.000%  03/15/2002      20,725,000       12,244,695
                                                                                    ---------------
                                                                                         50,599,084
                                                                                    ---------------
Norway -- 0.2%

Vital Forsikring+                               7.850%  09/22/2003      25,600,000        3,405,423
                                                                                    ---------------
Singapore -- 1.3%

Singapore Government+                           3.500%  02/01/2004      19,300,000       11,219,189
Singapore Government+                           5.125%  11/15/2004      12,900,000        7,921,252
                                                                                    ---------------
                                                                                         19,140,441
                                                                                    ---------------
Sweden -- 6.2%

Government of Sweden #1039+                     5.500%  04/12/2002      95,500,000       11,658,885
Kingdom of Sweden #1030+                       13.000%  06/15/2001      36,500,000        5,027,260
Kingdom of Sweden #1033                        10.250%  05/05/2003     100,000,000       14,204,123
Sweden Government Bond #1038+                   6.500%  10/25/2006     300,600,000       38,972,716
Sweden Government Bond #1042                    5.000%  01/15/2004     188,100,000       22,633,993
                                                                                    ---------------
                                                                                         92,496,977
                                                                                    ---------------
United Kingdom -- 14.6%

Abbey National Treasury                         7.750%  12/31/2003       3,746,000        6,217,486
Alliance and Leicester Building Society+        8.750%  12/07/2006      12,800,000       22,568,851
Austria Government                              6.250%  04/14/2004       7,935,000       12,637,677
Bank of Greece+                                10.750%  09/06/2010       4,550,000        9,555,558
Birmingham Midshires Building Society+          9.125%  01/05/2006       5,675,000       10,130,573
CSW Investments+                                8.875%  09/27/2006      12,895,000       22,422,013
European Investment Bank+                       7.625%  12/07/2006       6,935,000       11,979,929
FHLB+                                           6.875%  06/07/2002         570,000          920,526
FNMA Global Bond+                               6.875%  06/07/2002       2,700,000        4,361,449
IPC Magazines 144A+                             0.000%  03/15/2008      10,825,000        8,198,249
Inco Ltd.+                                     15.750%  07/15/2006         796,000        1,854,504
Merrill Lynch Notes                             7.375%  12/17/2007       6,000,000        9,996,941
Republic of Argentina                          11.500%  08/14/2001       1,435,000        2,295,108
Slough Estates+                                 7.125%  02/17/2010       5,025,000        8,141,720
Stagecoach Holdings PLC+                        7.625%  10/31/2007       8,490,000       13,441,554
UK Gilt Stock+                                  9.500%  10/25/2004      13,225,000       24,760,076

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

               Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Par             Value
Security                                        Rate     Maturity       Value*         (Note 1A)
---------------------------------------------------------------------------------------------------
United Kingdom (continued)

UK Treasury Gilt                                8.000%  06/10/2003  $   13,725,000  $    23,584,793
UK Treasury Gilt+                              10.000%  09/08/2003      13,000,000       23,895,781
                                                                                    ---------------
                                                                                        216,962,788
                                                                                    ---------------
Yankee Bonds -- 1.4%

Asia Pulp and Paper Global Financial Notes     11.750%  10/01/2005       2,900,000        2,218,500
Gruma SA Notes                                  7.625%  10/15/2007         425,000          378,250
Republic of Panama 144A Notes+                  7.875%  02/13/2002       9,400,000        9,118,000
Republic of Panama Notes                        8.875%  09/30/2027       5,830,000        4,838,900
TPSA Finance 144A Senior Notes                  7.750%  12/10/2008       6,175,000        5,928,000
                                                                                    ---------------
                                                                                         22,481,650
                                                                                    ---------------
Total Government/Other (Cost $1,449,016,253)                                          1,365,300,843
                                                                                    ---------------
U.S. Treasury Obligations -- 2.0%

Treasury Notes -- 1.4%

U.S. Treasury Note+                             5.750%  10/31/2002       2,125,000        2,130,971
U.S. Treasury Note+                             6.625%  06/30/2001       5,600,000        5,712,896
U.S. Treasury Note+                             6.625%  05/15/2007      11,800,000       12,288,638
                                                                                    ---------------
                                                                                         20,132,505
                                                                                    ---------------
Treasury Bonds -- 0.6%

U.S. Treasury Bond+                             8.125%  05/15/2021       7,370,000        8,975,260
                                                                                    ---------------
Total U.S. Treasury Obligations
  (Cost $29,650,591)                                                                     29,107,765
                                                                                    ---------------
TOTAL BONDS AND NOTES (COST $1,498,972,392)                                           1,412,785,469
                                                                                    ---------------
                                                                        Shares
                                                                    --------------
PREFERRED STOCKS -- 0.4%

Fuji JGB Inv. L.L.C. Pfd 144A Step Up                                    4,200,000        3,675,000
Societe Generale Preferred Step Up NC '07                                2,000,000        1,871,400
                                                                                    ---------------
TOTAL PREFERRED STOCKS (COST $4,596,280)                                                  5,546,400
                                                                                    ---------------
                                                                       Contract
                                                                         Size
                                                                    --------------
PURCHASED OPTIONS -- 1.1%

BRL Put/USD Call, Strike Price 1.35, 09/09/99                           27,240,000        7,063,332
BTP 6.75% Put, Strike Price 105.29, 01/01/07                         7,095,000,000                0
BTP 6.75% Put, Strike Price 105.29, 07/01/07                         7,095,000,000                0
BTP 6.75% Put, Strike Price 105.29, 07/01/07                         7,095,000,000                0
BTP 6.75% Put, Strike Price 105.49, 02/03/00                         7,095,000,000            7,095
BTP 6.75% Put, Strike Price 105.49, 02/03/00                         7,095,000,000            7,095
BTP 6.75% Put, Strike Price 107.69, 02/07/00                         8,735,000,000           17,470

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

               Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Contract          Value
Security                                                                 Size          (Note 1A)
---------------------------------------------------------------------------------------------------
BTP 6.75% Put, Strike Price 107.69, 02/07/00                         8,735,000,000  $        17,470
BTP 6.75% Put, Strike Price 107.69, 02/07/00                         8,735,000,000           17,470
BTP 6.75% Put, Strike Price 107.69, 02/07/00                         8,735,000,000           17,470
BTP 6.75% Put, Strike Price 107.69, 02/07/00                         8,735,000,000           17,470
BTP Put, Strike 105.49, 02/03/00                                     7,095,000,000            7,095
DBR 4.75% Call, Strike Price 104.90, 11/02/99                           44,200,000           34,962
DBR 4.75% Call, Strike Price 106.99, 02/08/99                           12,525,000            9,043
DBR 4.75% Call, Strike Price 95.78, 03/13/00                            12,600,000          118,327
DBR 5.25% Call, Strike Price 110.76, 12/15/99                           23,000,000            4,853
DBR 5.25% Call, Strike Price 112.07, 01/25/00                           18,100,000            3,729
DBR 5.25% Call, Strike Price 112.08, 01/26/00                           24,000,000            7,440
DBR 5.625% Call, Strike Price 115.10, 10/01/99                          44,050,000            9,779
DBR 6.00% Call, Strike Price 112.66, 07/04/07                            6,000,000            6,012
DBR 6.00% Call, Strike Price 112.88, 10/22/99                           44,850,000           26,013
DEM 3.75% Call, Strike Price 99.15, 04/17/00                            13,625,000           21,092
DEM 4% Call, Strike Price 96.26, 06/23/00                               14,175,000          146,725
DEM 4.75% Call, Strike Price 105.38, 03/29/00                           28,000,000           60,676
DEM 4.75% Call, Strike Price 106.33, 05/12/99                            7,000,000           10,115
DEM 4.75% Call, Strike Price 95.85, 05/11/00                            14,500,000          124,207
DEM 4.75% Call, Strike Price 99.39, 04/27/00                            20,000,000           94,940
DEM 4.75% Put, Strike Price 105.06, 08/25/99                            12,450,000          526,523
DEM 5.25% Call, Strike Price 111.26, 01/10/00                           21,200,000            2,184
DEM 5.625% Call, Strike Price 109.10, 11/23/99                          22,000,000           61,490
EUR Put/JPY Call, Strike Price 146.70, 04/13/00                         25,206,690        3,756,326
FRF 5.25% Call, Strike Price 108.15, 10/25/99                          150,000,000           51,900
GBP 5.75% Call, Strike Price 106.23, 06/09/00                           17,000,000          855,202
JPY 1.8% Call, Strike Price 104.669, 05/08/00                        3,125,000,000           46,875
JPY 2.6% Call, Strike Price 102.558, 04/10/00                        1,600,000,000          352,000
JPY 2.6% Call, Strike Price 106.682, 05/01/00                        3,200,000,000          432,000
JPY Put, Strike Price 116.95, 12/24/99                                  26,550,000          953,145
JPY Put, Strike Price 121.5, 04/06/00                                   14,500,000          336,400
JPY Put, Strike Price 150.00, 02/08/01                                  13,450,000           24,210
JPY Put/USD Call, Strike Price 122, 03/08/00                            13,100,000          297,370
JPY Put/USD Call, Strike Price 125.00, 10/14/99                         13,845,000          117,682
JPY Put/USD Call, Strike Price 127.00, 11/10/99                         26,450,000          203,665
JPY Put/USD Call, Strike Price 128.00, 11/12/99                         13,225,000           92,575
JPY Put/USD Call, Strike Price 138.00, 09/08/99                         20,425,000            2,410
JPY Put/USD Call, Strike Price 150.00, 08/26/99                         27,325,000                0
UST 5.25% Call, Strike Price 105.25, 07/20/99                              273,000            2,133
UST 5.25% Call, Strike Price 94.375, 02/29/00                              133,000          159,334
                                                                                    ---------------
TOTAL PURCHASED OPTIONS (COST $30,507,272)                                               16,123,304
                                                                                    ---------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

               Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Par             Value
Security                                        Rate     Maturity       Value          (Note 1A)
---------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.2%

U.S. Government Agency -- 3.2%

FHLMC Discount Notes                            0.000%  07/19/1999  $   48,000,000  $    47,883,120
                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $47,883,120)                                                                     47,883,120
                                                                                    ---------------

TOTAL INVESTMENTS -- 99.9%
  (COST $1,581,959,064)                                                             $ 1,482,338,293

Other Assets, Less Liabilities -- 0.1%                                                    2,017,604
                                                                                    ---------------

NET ASSETS -- 100.0%                                                                $ 1,484,355,897
                                                                                    ===============

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
CVT - Convertible
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
NCL - Non-callable
UST - United States Treasury
BRL - Brazilian Real
BTP - British Pound
DBR - Deutsche Bundes Republik
DEM - German Deutsche Mark
EUR - EuroDollar
FRF - French Franc
GBP - Great British Pound
JPY - Japanese Yen
USD - United States Dollar
* Denominated in United States currency except for foreign country specific bonds which are denominated in their respective local currency.
+     Denotes all or part of security pledged as a margin deposit (Note 6).
(a)   Variable Rate Security; rate indicated is as of 6/30/99.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Fixed Income Fund (the "Fund") is a separate non-diversified investment series of the Trust.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B. Repurchase agreements

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian banks vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral.

      C. Securities transactions and income

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      D. Federal taxes

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      E. Foreign currency transactions

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F. Distributions to shareholders

      Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for options, futures and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in-capital, distributions in excess of net investment income and accumulated net realized gain (loss).

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish International Management Company, L.P. ("SIMCO") for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. The Trust pays no compensation directly to its trustees who are affiliated with SIMCO or to its officers, all of whom receive remuneration for their services to the Trust from SIMCO. Certain of the trustees and officers of the Trust are directors or officers of SIMCO.

(3)   Administration Service Fee:

      Pursuant to a service plan, the Service Class pays the service fee at an aggregate annual rate of up to 0.25% of the class' average daily net assets. The service fee is payable for the benefit of the participants in the omnibus accounts that are shareholders in the Service Class and is intended to be compensation to account administrators for providing personal services and/or account maintenance services to participants in omnibus accounts that are the beneficial owners of Service Class shares.

(4)   Purchases And Sales Of Investments:

      Purchases and proceeds from sales of investments, other than short-term investments, for the six months ended June 30, 1999 were as follows:

                                                       Purchases       Sales
                                                      ------------  ------------
      U.S. Government Securities                      $ 66,593,831  $ 76,392,874
                                                      ============  ============
      Investments (non-U.S.Government Securities)     $855,744,335  $628,521,337
                                                      ============  ============

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)   Shares of Beneficial Interest:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. The trustees have authorized the issuance of two classes of shares of the Fund: Institutional Class and Service Class. Transactions in Fund shares were as follows:

                                                         Six Months Ended     Year Ended
                                                          June 30, 1999      December 31,
                                                           (Unaudited)           1998
                                                         ----------------   ---------------
Institutional Class:
Shares sold                                                 10,303,564        19,937,369
Shares issued to shareholders in payment of
  distributions declared                                     1,086,647         3,059,774
Shares redeemed                                             (5,116,495)      (16,178,171)
                                                            ----------       -----------
Net increase                                                 6,273,716         6,818,972
                                                            ==========       ===========

                                                          For the Period
                                                           June 3, 1999
                                                          (Commencement
                                                          of Operations
                                                         to June 30, 1999
                                                           (Unaudited)
                                                         ----------------
Service Class:
Shares sold                                                          0
                                                            ----------
Net increase                                                         0
                                                            ==========

      At June 30, 1999, one shareholder was record owner of approximately 16% of the total outstanding shares of the Fund.

(6)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1999, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                             $1,581,959,064
                                                                 ==============
      Gross unrealized appreciation                                  11,303,309
      Gross unrealized depreciation                                (110,924,080)
                                                                 --------------
      Net unrealized depreciation                                $  (99,620,771)
                                                                 ==============

(7)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      A summary of written option transactions for the six months ended June 30, 1999 is as follows:

      Written Put Option Transactions
      --------------------------------------------------------------------------
                                              Number of Contracts     Premiums
                                              -------------------   -----------
      Outstanding, beginning of period                 14           $ 3,797,061
      Options written                                   9             4,466,963
      Options expired                                  (2)             (264,094)
      Options closed                                  (13)           (3,914,747)
                                                      ---           -----------
      Outstanding, end of period                        8           $ 4,085,183
                                                      ===           ===========

      Written Call Option Transactions
      --------------------------------------------------------------------------
                                              Number of Contracts     Premiums
                                              -------------------   -----------
      Outstanding, beginning of period                 10           $ 3,006,614
      Options written                                  12             2,694,489
      Options exercised                                (1)             (492,734)
      Options closed                                   (9)           (2,535,784)
                                                      ---           -----------
      Outstanding, end of period                       12           $ 2,672,585
                                                      ===           ===========

      Written Cross Currency Option Transactions
      --------------------------------------------------------------------------
                                              Number of Contracts     Premiums
                                              -------------------   -----------
      Outstanding, beginning of period                 15           $12,684,008
      Options written                                  16            16,102,010
      Options expired                                  (2)             (712,803)
      Options closed                                  (16)           (7,943,346)
                                                      ---           -----------
      Outstanding, end of period                       13           $20,129,869
                                                      ===           ===========

      Forward currency exchange contracts

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 1999, the Fund held the following forward foreign currency and cross currency exchange contracts:

      Forward Foreign Currency Exchange Contracts

                                                                                    U.S.$            U.S.$            U.S.$
                                          Local Principal       Contract            Market         Aggregate       Unrealized
Contracts To Receive                          Amount           Value Date           Value         Face Amount      Gain/(loss)
-------------------------------------------------------------------------------------------------------------------------------
British Pound Sterling                         1,954,830      7/06-8/26/99           3,084,003       3,082,725           1,278
Danish Krone                                 105,168,700         8/9/99             14,603,383      15,043,442        (440,059)
Euro Dollar                                   41,998,885      8/13-9/07/99          43,640,656      43,554,668          85,988
Hong Kong Dollar                             115,060,300        10/14/99            14,799,645      14,066,428         733,217
Japanese Yen                               4,448,409,187      7/12-8/17/99          36,798,300      36,915,580        (117,280)
New Zealand Dollar                            55,026,734      7/15-8/13/99          29,368,099      30,494,307      (1,126,208)
Polish Zloty                                  13,768,165        7/24/2000            3,309,886       3,350,000         (40,114)
Swedish Krona                                112,753,657         7/1/99             13,319,978      13,342,996         (23,018)
                                                                                --------------   --------------   -------------
Total                                                                           $  158,923,950   $ 159,850,146    $   (926,196)
                                                                                ==============   =============    ============

                                                                                  U.S.$            U.S.$          U.S.$
                                          Local Principal      Contract          Market          Aggregate      Unrealized
Contracts To Deliver                          Amount          Value Date          Value         Face Amount    Gain/(loss)
---------------------------------------------------------------------------------------------------------------------------
British Pound Sterling                       150,846,350     7/02-8/26/99        237,932,540      243,389,985     5,457,445
Danish Krone                               1,160,209,145     7/06-9/13/99        161,166,443      165,907,354     4,740,911
Euro Dollar                                  676,735,532     7/02-9/07/99        701,702,310      723,146,265    21,443,955
Hong Kong Dollar                             285,929,950   10/14/99-1/14/00       36,753,748       36,075,000      (678,748)
Japanese Yen                              22,668,467,848   7/01/99-5/17/01       195,536,942      195,787,232       250,290
New Zealand Dollar                           162,763,780    7/15-11/05/99         86,869,773       89,690,153     2,820,380
Norwegian Krone                               31,067,528       7/19/99             3,942,480        3,993,255        50,775
Polish Zloty                                  13,768,165      7/24/2000            3,309,886        3,267,244       (42,642)
Singapore Dollar                              33,761,608       9/14/99            19,995,820       19,839,930      (155,890)
Swedish Krona                                804,011,052     7/06-9/02/99         95,212,601       96,444,286     1,231,685
                                                                             ---------------  ---------------  ------------
Total                                                                        $ 1,542,422,543  $ 1,577,540,704  $ 35,118,161
                                                                             ===============  ===============  ============

      Forward Foreign Cross Currency Exchange Contracts

                                U.S.$                                                   U.S.$                        U.S.$
                                Market                                                  Market      Contract      Unrealized
Contracts To Deliver            Value                In Exchange For                    Value      Value Date        Gain
----------------------------------------------------------------------------------------------------------------------------
British Pound Sterling         12,762,658         New Zealand Dollar                   13,298,046    11/5/99         535,388
Euro Dollar                    12,169,152         Greek Drachma                        12,282,360    9/29/99         113,208
New Zealand Dollar             12,734,677         British Pound Sterling               12,762,657    11/5/99          27,980
                             ------------                                            ------------                  ---------
Total                        $ 37,666,487                                            $ 38,343,063                  $ 676,576
                             ============                                            ============                  =========


                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Futures contracts

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Fund deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At June 30, 1999, the Fund held the following open futures contract:

                                                      Expiration   Underlying Face          U.S.$
Contract                              Position           Date      Amount at Value     Unrealized Gain
------------------------------------------------------------------------------------------------------
U.S. 10 year Note (94 contracts)        Long            9/30/99       $10,366,438           $57,814

      Interest rate swap contracts

      Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Fund expects to enter into these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Gains and losses are realized upon the expiration or closing of the swap contracts.

      At June 30, 1999, the Fund held no open interest rate swap contracts.

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